DESCRIPTION OF BUSINESS AND ORGANIZATION - History of group and basis of presentation (Details) - shares				1 Months Ended	12 Months Ended
	Nov. 11, 2021	Nov. 04, 2021	Sep. 24, 2021	Feb. 28, 2023	Dec. 31, 2025	Aug. 09, 2021	Dec. 29, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired					100.00%
Geely holding | Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)	100.00%
Geely holding | WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)							60.00%
Founders Offshore Vehicle | WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)							40.00%
Founders Offshore Vehicle
DESCRIPTION OF BUSINESS AND ORGANIZATION
Common stock subscribed						191,981,772
WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of service fee					100.00%
Service fee payment period					10 days
WFOE | Sanya Lotus and Hangzhou Lotus
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired				100.00%
WFOE | Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired			33.33%
WFOE | Geely holding
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired			22.22%
WFOE | Founders Offshore Vehicle
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired			44.45%
Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued	143,986,329
Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired	100.00%
Number of shares issued	95,990,886
LGIL
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		47,995,443